Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Capital Trust
Entity Central Index Key	0000904333
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Schwab U.S. Large-Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Large-Cap Growth Index Fund
Class Name	Schwab U.S. Large-Cap Growth Index Fund
Trading Symbol	SWLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Growth Index Fund	$4	0.035%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.035%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 43.77%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The fund generally invests in securities that are included in the Russell 1000
®
Growth Index which returned 43.77% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Communication services sector securities
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including APA
Corp
. (which detracted from the total return of the fund)
■

Utilities sector securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 20, 2017 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Growth Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Growth Index. The fund does not seek to track the
regulatory index.

Average Annual Return [Table Text Block]
Average Annual Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/2017)	43.77%	18.95%	17.08%
S&P 500 ® Index 2	38.02%	15.27%	13.54%
Russell 1000 ® Growth Index	43.77%	19.00%	17.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Growth Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Growth Index. The fund does not seek to track the
regulatory index.

Performance Inception Date	Dec. 20, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Growth Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Growth Index. The fund does not seek to track the
regulatory index.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 2,899,000,000
Holdings Count | Holdings	392
Advisory Fees Paid, Amount	$ 791,262
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,899
Number of Holdings (excludes derivatives)	392
Portfolio Turnover Rate	17%
Advisory Fees Paid by the Fund	$791,262
Weighted Average Market Cap (millions)	$1,574,403
Price/Earnings Ratio (P/E)	36.8
Price/Book Ratio (P/B)	12.4
Dividends Received Deduction	95.60%
Qualified Dividend Income	$11,003,142
Qualified Business Income (199A)	$277,355

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report
use
the
Global
Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab International Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Schwab International Opportunities Fund
Class Name	Schwab International Opportunities Fund
Trading Symbol	SWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)
	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Opportunities Fund	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month period ended October 31, 2024, the fund returned 20.75%. The MSCI EAFE
®
Index (Net) returned
22.97
%
1
. Over
the 12-month reporting period, all four of the fund’s active subadvisers posted positive returns.

Harris Associates L.P. underperformed its comparative index. As of October 31, 2024, Harris managed 19.6% of the fund’s net
assets.
■

Detracted from total return:
●
South Korean securities, including NAVER Corp.
●
While there were no additional markets that detracted from
total return, Canadian securities were the smallest
contributors to total return
■

Contributed to total return:
●
German securities, including Fresenius SE & Co. KGaA
●
Securities from the United Kingdom
■

From an individual security perspective:
●
Bayer AG was the largest detractor from total return
●
Lloyds Banking Group PLC was the largest contributor to
total return
Columbia Management Investment Advisers, LLC
underperformed its comparative index. As of October 31, 2024,
Columbia managed 19.9% of the fund’s net assets.
■

Detracted from total return:
●
South Korean securities, including Youngone Corp.
●
Finnish securities
■

Contributed to total return:
●
Japanese securities, including Sankyo Co. Ltd.
●
Securities from the Netherlands
■

From an individual security perspective:
●
Parade Technologies Ltd. was the largest detractor from
total
return
●
Primo Water Corp. was the largest contributor to total
return
American Century Investment Management, Inc.
underperformed its comparative index. As of October 31, 2024,
American Century managed 22.3% of the fund’s net assets.
■

Detracted from total return:
●
South Korean securities, including JYP Entertainment Corp.
(American Century’s position was sold prior to the end of
the reporting period)
●
Chinese securities
■

Contributed to total return:
●
Canadian securities, including Lundin Gold, Inc.
●
Indian securities
■

From an individual security perspective:
●
Socionext, Inc. was the largest detractor form total return
(American Century’s position was sold prior to the end of
the reporting period)
●
Asics Corp. was the largest contributor to total return
Baillie Gifford Overseas Limited outperformed its comparative index. As of October 31, 2024, Baillie Gifford managed 8.6% of the fund’s net assets.
■

Detracted from total return:
●
Securities from the United Kingdom, including Class A
holdings of Wise PLC
●
Japanese securities
■

Contributed to total return:
●
Securities from the United States, including NVIDIA Corp.
●
Securities from the Netherlands
■

From an individual security perspective:
●
Kering SA was the largest detractor from total return
●
NVIDIA Corp. was the largest contributor to total return
Schwab Asset Management seeks to track the performance of the FTSE Developed ex US Quality Factor Index. The fund’s allocation to Schwab Asset Management performed in line with this objective. As of October 31, 2024, Schwab Asset Management managed
25.9% of the fund’s net assets.
Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2,3,4
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund Investor Shares. The Investor Shares were consolidated
into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1,4
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Opportunities Fund (04/02/2004) 2	20.75%	4.09%	4.49%
MSCI EAFE ® Index (Net) 3	22.97%	6.24%	5.27%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund Investor Shares. The Investor Shares were consolidated
into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.

Performance Inception Date	Apr. 02, 2004
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,025,000,000
Holdings Count | Holdings	921
Advisory Fees Paid, Amount	$ 6,490,291
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,025
Number of Holdings (excludes derivatives)	921
Portfolio Turnover Rate	57%
Advisory Fees Paid by the Fund	$6,490,291
Weighted Average Market Cap (millions)	$95,653
Price/Earnings Ratio (P/E)	19.0
Price/Book Ratio (P/B)	2.3
Foreign Tax Paid and Passed Through	$3,148,820
Gross Income From Foreign Sources	$24,202,728
Qualified Dividend Income	$20,883,983

Holdings [Text Block]
Sector Weightings % of Investments
1
Top Equity Holdings % of Net Assets
Top Country Weightings % of Investments
1
Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of
MSCI
Inc.
(
MSCI
) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Large-Cap Value Index Fund
Class Name	Schwab U.S. Large-Cap Value Index Fund
Trading Symbol	SWLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED O
cto
ber 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)
	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Value Index Fund	$4	0.035%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.035%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PER
FOR
MANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 30.97%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of m
ar
ket performance, returned 38.02%. The fund generally invests in securities that are included in the Russell 1000
®
Value Index which returned 30.98% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Russell 1000
®
Value Index may
be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including Schlumberger Ltd. (which detracted from the total return of the fund)
■

Materials sector securities
Top contributors to total return:
■

Financials sector securities, including JPMorgan Chase & Co.
■

Industrials sector securities
Portfolio holdings may have changed s
ince
the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (Dec
em
ber 20, 2017 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Value Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Value Index. The fund does not seek to track the
regulatory index.

Average Annual Return [Table Text Block]
Average Annual Re
tu
rns
1
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/2017)	30.97%	10.08%	8.71%
S&P 500 ® Index 2	38.02%	15.27%	13.54%
Russell 1000 ® Value Index	30.98%	10.14%	8.77%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Value Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Value Index. The fund does not seek to track the
regulatory index.

Performance Inception Date	Dec. 20, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Value Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Value Index. The fund does not seek to track the
regulatory index.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 762,787,000
Holdings Count | Holdings	861
Advisory Fees Paid, Amount	$ 243,363
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$762,787
Number of Holdings (excludes derivatives)	861
Portfolio Turnover Rate (excludes in-kind transactions)	30%
Advisory Fees Paid by the Fund	$243,363
Weighted Average Market Cap (millions)	$170,662
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	2.6
Dividends Received Deduction	80.75%
Qualified Dividend Income	$13,590,448
Qualified Business Income (199A)	$865,652

Holdings [Text Block]
Sector Weightings % of Inve
st
ments
1

Top Equity Hol
din
gs % of Net As
se
ts

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property
of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Hol din gs % of Net As se ts Portfolio holdings may have changed since the report date.
Schwab Core Equity Fund
Shareholder Report [Line Items]
Fund Name	Schwab Core Equity Fund
Class Name	Schwab Core Equity Fund
Trading Symbol	SWANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Core Equity Fund	$85	0.72%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 36.17%. The S&P 500
®
Index returned 38.02%.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Materials sector securities, including Linde PLC
■

Energy sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA, Corp.
■

Financials sector securities
From an individual security perspective:
■

Celsius Holdings, Inc. was the largest detractor from total return
■

NVIDIA, Corp. was the largest contributor to total return
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (07/01/1996)	36.17%	13.20%	10.97%
S&P 500 ® Index	38.02%	15.27%	13.00%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jul. 01, 1996
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,463,000,000
Holdings Count | Holdings	55
Advisory Fees Paid, Amount	$ 6,468,353
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,463
Number of Holdings	55
Portfolio Turnover Rate	30%
Advisory Fees Paid by the Fund	$6,468,353
Weighted Average Market Cap (millions)	$1,147,093
Price/Earnings Ratio (P/E)	30.6
Price/Book Ratio (P/B)	6.3
Dividends Received Deduction	100.00%
Qualified Dividend Income	$13,254,300
Long Term Capital Gain Distribution	$23,811,728

Holdings [Text Block]
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was
developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab U.S. Mid-Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Mid-Cap Index Fund
Class Name	Schwab U.S. Mid-Cap Index Fund
Trading Symbol	SWMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Mid-Cap Index Fund	$ 5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 35.35%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The fund generally invests in securities that are included in the Russell Midcap
®
Index which returned 35.39% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Russell Midcap
®
Index may be
attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Consumer staples sector securities, including Dollar General Corp. (which detracted from the total return of the fund)
■

Energy sector securities
Top contributors to total return:
■

Industrials sector securities, including Trane Technologies PLC
■

Financials sector securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 20, 2017 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested.
Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell Midcap
®
Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index
Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability
of
investing
in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell Midcap
®
Index to the S&P 500
®
Index. The S&P
500
®
Index provides a broad
measure of market performance. The fund generally invests in securities that are included in the Russell Midcap
®
Index. The fund does not seek to track the regulatory
index.

Average Annual Return [Table Text Block]
Average Annual Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/2017)	35.35%	10.91%	9.68%
S&P 500 ® Index 2	38.02%	15.27%	13.54%
Russell Midcap ® Index	35.39%	10.94%	9.72%
All total returns on this page assume dividends and distributions were reinvested.
Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell Midcap
®
Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index
Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability
of
investing
in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell Midcap
®
Index to the S&P 500
®
Index. The S&P
500
®
Index provides a broad
measure of market performance. The fund generally invests in securities that are included in the Russell Midcap
®
Index. The fund does not seek to track the regulatory
index.

Performance Inception Date	Dec. 20, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell Midcap
®
Index to the S&P 500
®
Index. The S&P
500
®
Index provides a broad
measure of market performance. The fund generally invests in securities that are included in the Russell Midcap
®
Index. The fund does not seek to track the regulatory
index.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,630,000,000
Holdings Count | Holdings	799
Advisory Fees Paid, Amount	$ 560,687
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,630
Number of Holdings (excludes derivatives)	799
Portfolio Turnover Rate (excludes in-kind transactions)	13%
Advisory Fees Paid by the Fund	$560,687
Weighted Average Market Cap (millions)	$26,705
Price/Earnings Ratio (P/E)	21.4
Price/Book Ratio (P/B)	2.9
Dividends Received Deduction	74.37%
Qualified Dividend Income	$14,227,943
Qualified Business Income (199A)	$2,225,862

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Dividend Equity Fund
Shareholder Report [Line Items]
Fund Name	Schwab Dividend Equity Fund
Class Name	Schwab Dividend Equity Fund
Trading Symbol	SWDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Y
ou can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HY
POTHE
TICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Dividend Equity Fund	$103	0.89%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 31.34%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market per for
mance, returned 38.02%. The Russell 1000
®
Value Index
which returned 30.98%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Dividend paying stocks generally performed in line with the broader market, with dividend stocks and non-dividend stocks returning over 30%
■

Modestly declining interest rates supported stocks in general and particularly dividend paying stocks while solid US economic growth helped boost earnings
■

As of October 31, 2024, the fund’s dividend yield was 1.93%, lower than the 2.06% dividend yield of the index. As of October 31,
2024, the fund’s 30-Day SEC yield was 1.75%.
■

Top contributors to total return:
●
Financials sector securities, including JPMorgan Chase & Co.
●
Information technology sector securities
■

Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
●
Materials sector securities, including PPG Industries, Inc.
●
Communication services sector securities
■

From an individual security perspective:
●
Broadcom, Inc. was the largest contributor to total return
●
CVS Health Corp. was the largest detractor from total return
Portfolio holdings may have cha
nged
since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (Oct
obe
r 31, 2014 - October 31, 2024)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Value Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The Russell 1000
®
Value Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total
Ret
urns
1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (09/02/2003)	31.34%	8.88%	7.24%
S&P 500 ® Index 3	38.02%	15.27%	13.00%
Russell 1000 ® Value Index	30.98%	10.14%	8.87%
Dividend Equity Spliced Index	30.98%	10.14%	9.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Value Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The Russell 1000
®
Value Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Sep. 02, 2003
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Value Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The Russell 1000
®
Value Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 550,210,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 3,156,059
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$550,210
Number of Holdings	60
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$3,156,059
Weighted Average Market Cap (millions)	$361,595
Price/Earnings Ratio (P/E)	22.6
Price/Book Ratio (P/B)	3.3
30-Day SEC Yield	1.75%
Dividends Received Deduction	100.00%
Qualified Dividend Income	$10,178,461
Long Term Capital Gain Distribution	$617,825

Holdings [Text Block]
Sector Weightings % of In
ves
tments

Top Equity Hold
in
gs % of Net As
se
ts

Portfolio holdings may have changed since the report
date
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Largest Holdings [Text Block]	Top Equity Hold in gs % of Net As se ts Portfolio holdings may have changed since the report date .
Schwab Fundamental U.S. Large Company Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental U.S. Large Company Index Fund
Class Name	Schwab Fundamental U.S. Large Company Index Fund
Trading Symbol	SFLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Large Company Index Fund	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 32.39%. The Russell 1000
®
Index, which serves as
the fund’s regulatory index and provides a broad measure of market performance, returned 38.07%. The fund does not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that
are included in the Russell
RAFI™ US Large Company Index which returned 32.72% to generally investing in securities that are included in the RAFI
Fundamental High Liquidity US Large Index. The RAFI Fundamental High Liquidity US Large Index has not been in operation for a full year, and therefore has no performance data to present. The Fundamental US Large Spliced Index returned 32.65%.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including Schlumberger NV (which detracted from the total return of the fund)
■

Real estate sector securities
Top contributors to total return:
■

Financials sector securities, including JPMorgan Chase & Co.
■

Information technology sector securities

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Large Company Index to the Russell 1000
®
Index. The Russell
1000
®
Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company Index Fund (04/02/2007)	32.39%	14.39%	11.49%
Russell 1000 ® Index 2	38.07%	15.00%	12.75%
RAFI Fundamental High Liquidity US Large Index 3	N/A	N/A	N/A
Russell RAFI TM US Large Company Index	32.72%	14.66%	11.77%
Fundamental US Large Spliced Index	32.65%	14.64%	11.76%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Large Company Index to the Russell 1000
®
Index. The Russell
1000
®
Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Apr. 02, 2007
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Large Company Index to the Russell 1000
®
Index. The Russell
1000
®
Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 9,375,000,000
Holdings Count | Holdings	736
Advisory Fees Paid, Amount	$ 21,169,346
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$9,375
Number of Holdings (excludes derivatives)	736
Portfolio Turnover Rate (excludes in-kind transactions)	8%
Advisory Fees Paid by the Fund	$21,169,346
Weighted Average Market Cap (millions)	$499,895
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	2.5
Dividends Received Deduction	100.00%
Qualified Dividend Income	$142,700,838

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property
of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since Nove
mb
er 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental US Large Company Index Fund to Schwab
Fundamental U.S. Large Company Index Fund.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ US Large Company Index to the RAFI
Fundamental High Liquidity US Large Index.
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to refl
ect
that to pursue its goal, the fund will generally invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

Material Fund Change Name [Text Block]	■ Effective June 21, 2024, the fund’s name changed from Schwab Fundamental US Large Company Index Fund to Schwab Fundamental U.S. Large Company Index Fund.
Material Fund Change Objectives [Text Block]
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.

Material Fund Change Strategies [Text Block]
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to refl
ect
that to pursue its goal, the fund will generally invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since Nove
mb
er 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Fundamental U.S. Small Company Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental U.S. Small Company Index Fund
Class Name	Schwab Fundamental U.S. Small Company Index Fund
Trading Symbol	SFSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Small Company Index Fund	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 30.22%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The fund does not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell
RAFI™ US Small Company Index which returned 30.43% to generally investing in securities that are included in the RAFI
Fundamental High Liquidity US Small Index. The RAFI Fundamental High Liquidity US Small Index has not been in operation for a full year, and therefore has no performance data to present. The Fundamental US Small Spliced Index returned 30.33%.
Top detractors from total return:
■

Energy sector securities, including Patterso
n-UT
I Energy, Inc.
■

While there were no additional sectors that detracted from the total return of the fund, consumer staples sector securities were the smallest contributors to total return
Top contributors to total return:
■

Industrials sector securities, including Tutor Perini Corp.
■

Financials sector securities

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Small Company Index to the S&P 500
®
Index. The S&P 500
®
Index
provides a broad measure of market performance. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company Index Fund (04/02/2007)	30.22%	10.42%	8.79%
S&P 500 ® Index 2	38.02%	15.27%	13.00%
RAFI Fundamental High Liquidity US Small Index 3	N/A	N/A	N/A
Russell RAFI TM US Small Company Index	30.43%	10.59%	9.00%
Fundamental US Small Spliced Index	30.33%	10.58%	9.00%
Russell 2000 ® Index	34.07%	8.50%	7.94%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Small Company Index to the S&P 500
®
Index. The S&P 500
®
Index
provides a broad measure of market performance. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Apr. 02, 2007
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Small Company Index to the S&P 500
®
Index. The S&P 500
®
Index
provides a broad measure of market performance. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,746,000,000
Holdings Count | Holdings	1,037
Advisory Fees Paid, Amount	$ 4,595,768
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,746
Number of Holdings (excludes derivatives)	1,037
Portfolio Turnover Rate (excludes in-kind transactions)	40%
Advisory Fees Paid by the Fund	$4,595,768
Weighted Average Market Cap (millions)	$7,300
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	1.8
Dividends Received Deduction	75.37%
Qualified Dividend Income	$19,688,061
Qualified Business Income (199A)	$4,310,633

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental US Small Company Index Fund to Schwab
Fundamental U.S. Small Company Index Fund.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ US Small
Company
Index to the RAFI
Fundamental High Liquidity US Small Index.
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

Material Fund Change Name [Text Block]	Effective June 21, 2024, the fund’s name changed from Schwab Fundamental US Small Company Index Fund to Schwab Fundamental U.S. Small Company Index Fund.
Material Fund Change Objectives [Text Block]
Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.

Material Fund Change Strategies [Text Block]
Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	www.schwabassetmanagement.com/prospectus
Updated Prospectus Email Address	1-866-414-6349
Updated Prospectus Web Address	orders@mysummaryprospectus.com
Schwab Large-Cap Growth Fund
Shareholder Report [Line Items]
Fund Name	Schwab Large-Cap Growth Fund
Class Name	Schwab Large-Cap Growth Fund
Trading Symbol	SWLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Large-Cap Growth Fund*	$119	0.99%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 119	[1]
Expense Ratio, Percent	0.99%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PE
RFO
RMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 40.05%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The Russell 1000
®
Growth Index
which returned 43.77%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Large-cap growth stocks outperformed the broader market primarily as a result of the performance of a few of the “Magnificent
Seven” stocks, fueled by the artificial intelligence trend as well as larger companies outperforming smaller companies in the face of uncertain economic conditions and higher interest rates
■

Top detractors from total return:
●
Energy sector securities, including EOG Resources, Inc.
●
While there were no additional sectors that detracted from the return of the fund, securities in the materials sector were the smallest contributors to total return
■

Top contributors to total return:
●
Information technology sector securities, including NVIDIA Corp.
●
Communication services sector securities
■

From an individual security perspective:
●
Class A holdings of Mobileye Global, Inc. was the largest detractor from total return
●
NVIDIA Corp. was the largest contributor to total return
Portfolio holdings may have ch
ang
ed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investm
e
nt (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Growth Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The Russell 1000
®
Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total R
et
urns
1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/03/2005)	40.05%	17.23%	13.59%
S&P 500 ® Index 2	38.02%	15.27%	13.00%
Russell 1000 ® Growth Index	43.77%	19.00%	16.18%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Growth Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The Russell 1000
®
Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Oct. 03, 2005
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Growth Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The Russell 1000
®
Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 464,599,000
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 2,795,144
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$464,599
Number of Holdings (excludes derivatives)	58
Portfolio Turnover Rate	15%
Advisory Fees Paid by the Fund	$2,795,144
Weighted Average Market Cap (millions)	$1,357,932
Price/Earnings Ratio (P/E)	37.1
Price/Book Ratio (P/B)	10.9
Dividends Received Deduction	100.00%
Qualified Dividend Income	$115,375

Holdings [Text Block]
Sector Weightings % of
Inv
estments
1

Top Equity Hold
in
gs % of
Ne
t Assets

Portfolio holdings may have changed since
the
report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.

Largest Holdings [Text Block]	Top Equity Hold in gs % of Ne t Assets Portfolio holdings may have changed since the report date.
Schwab Small-Cap Equity Fund
Shareholder Report [Line Items]
Fund Name	Schwab Small-Cap Equity Fund
Class Name	Schwab Small-Cap Equity Fund
Trading Symbol	SWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Small-Cap Equity Fund	$125	1.08%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 32.12%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The Russell 2000
®
Index which
returned 34.07%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Small-cap stocks underperformed the broader market as broader market performance was primarily driven by the performance of a few of the “Magnificent Seven” stocks as well as larger companies outperforming smaller companies in the face of uncertain economic conditions and higher interest rates
■

Top detractors from total return:
●
Energy sector securities, including Weatherford International PLC
●
Communication services sector securities
■

Top contributors to total return:
●
Industrials sector securities, including EMCOR Group, Inc.
●
Health care sector securities
■

From an individual security perspective:
●
Extreme Networks, Inc. was the largest detractor from total return (which was sold prior to the end of the reporting period)
●
Super Micro Computer, Inc. was the largest contributor to total return (which was sold prior to the end of the reporting period
)
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management
costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000
®
Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad
measure of market performance.
The Russell 2000
®
Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (07/01/2003)	32.12%	10.30%	8.10%
S&P 500 ® Index 2	38.02%	15.27%	13.00%
Russell 2000 ® Index	34.07%	8.50%	7.94%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management
costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000
®
Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad
measure of market performance.
The Russell 2000
®
Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Jul. 01, 2003
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000
®
Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad
measure of market performance.
The Russell 2000
®
Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 620,080,000
Holdings Count | Holdings	345
Advisory Fees Paid, Amount	$ 4,711,320
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$620,080
Number of Holdings (excludes derivatives)	345
Portfolio Turnover Rate	106%
Advisory Fees Paid by the Fund	$4,711,320
Weighted Average Market Cap (millions)	$3,798
Price/Earnings Ratio (P/E)	15.0
Price/Book Ratio (P/B)	2.0
Dividends Received Deduction	83.57%
Qualified Dividend Income	$1,764,339
Qualified Business Income (199A)	$306,966

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed
by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Health Care Fund
Shareholder Report [Line Items]
Fund Name	Schwab Health Care Fund
Class Name	Schwab Health Care Fund
Trading Symbol	SWHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Health Care Fund	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 17.63%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The Dow Jones Global Health Care
Index which returned 20.01%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Health care stocks underperformed the broader market as the health care sector is typically more defensive and has lower volatility than the broader market and tends to underperform in periods of strong growth
■

Top detractors from total return:
●
Electronic equipment & instruments sub-industry securities, including JEOL Ltd. (which was sold prior to the end of the reporting period)
●
While there were no additional sub-industries that detracted from the return of the fund, securities in the managed health care sub-industry were the smallest contributors to total return
■

Top contributors to total return:
●
Pharmaceuticals sub-industry securities, including Eli Lilly & Co.
●
Biotechnology sub-industry securities
■

From an individual security perspective:
●
Humana, Inc. was the largest detractor from total return (which was sold prior to the end of the reporting period)
●
Eli Lilly & Co. was the largest contributor to total return
Portfolio holdings may have changed
since
the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading
and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would
have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones Global Health Care Index to the S&P 500
®
Index. The S&P 500
®
Index
provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1,2

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund (07/03/2000)	17.63%	9.11%	8.20%
S&P 500 ® Index 3	38.02%	15.27%	13.00%
Dow Jones Global Health Care Index	20.01%	8.51%	8.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading
and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would
have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones Global Health Care Index to the S&P 500
®
Index. The S&P 500
®
Index
provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Jul. 03, 2000
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Due to new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones Global Health Care Index to the S&P 500
®
Index. The S&P 500
®
Index
provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 791,539,000
Holdings Count | Holdings	75
Advisory Fees Paid, Amount	$ 4,288,555
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Statistics

Net Ass ets (tho usands)	$791,539
Number of Holdings	75
Portfolio Turnover Rate	64%
Advisory Fees Paid by the Fund	$4,288,555
Weighted Average Market Cap (millions)	$236,968
Price/Earnings Ratio (P/E)	31.7
Price/Book Ratio (P/B)	5.2
Dividends Received Deduction	100.00%
Qualified Dividend Income	$6,726,032
Long Term Capital Gain Distribution	$20,820,249

Holdings [Text Block]
Industry Weightings % of Investments

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments

Portfolio holdings may have changed
since
the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab International Core Equity Fund
Shareholder Report [Line Items]
Fund Name	Schwab International Core Equity Fund
Class Name	Schwab International Core Equity Fund
Trading Symbol	SICNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Core Equity Fund*	$97	0.86%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 97	[1]
Expense Ratio, Percent	0.86%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 26.12%. The MSCI EAFE
®
Index (Net) returned
22.97%
1
.
Top contributors to total return:
■

Japanese securities, including Hitachi, Ltd.
■

Securities from the United Kingdom
Top detractors from total return:
■

Norwegian securities, including Equinor ASA (which was sold prior to the end of the reporting period)
■

Brazilian securities
From an individual security perspective:
■

Hitachi, Ltd. was the largest contributor to total return
■

Lasertec Corp. was the largest detractor from total return
Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2,3
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1,3

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Core Equity Fund (05/30/2008)	26.12%	6.59%	4.93%
MSCI EAFE ® Index (Net) 2	22.97%	6.24%	5.27%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.

Performance Inception Date	May 30, 2008
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 611,077,000
Holdings Count | Holdings	141
Advisory Fees Paid, Amount	$ 3,390,368
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$611,077
Number of Holdings	141
Portfolio Turnover Rate	64%
Advisory Fees Paid by the Fund	$3,390,368
Weighted Average Market Cap (millions)	$108,225
Price/Earnings Ratio (P/E)	14.4
Price/Book Ratio (P/B)	2.0
Foreign Tax Paid and Passed Through	$1,610,747
Gross Income From Foreign Sources	$19,656,175
Qualified Dividend Income	$16,556,580

Holdings [Text Block]
Sector Weightings % of Investments
Top Equity Holdings % of Net Assets
Top Country Weightings % of
Investments
Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(
MSCI
) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Balanced Fund
Shareholder Report [Line Items]
Fund Name	Schwab Balanced Fund
Class Name	Schwab Balanced Fund
Trading Symbol	SWOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Balanced Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND
PERFORMANCE
For the 12-mont
h reporti
ng period ended October 31, 2024, the fund returned 24.80%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 38.02% and 10.55%, respectively. The fund’s internally calculated comparative index, the
Balanced Blended Index (the composite index), returned 24.61%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab Core Equity Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab International Opportunities Fund
●
Schwab Small-Cap Equity Fund
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/1996)	24.80%	7.74%	7.23%
S&P 500 ® Index	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Balanced Blended Index	24.61%	8.39%	7.95%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Nov. 18, 1996
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 694,080,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$694,080
Number of Holdings	7
Portfolio Turnover Rate	8%
Advisory Fees Paid by the Fund	$0
Dividends Received Deduction	18.37%
Qualified Dividend Income	$3,274,318
Long Term Capital Gain Distribution	$21,612,656
Business Interest Deduction (163j)	68.70%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets 1 Portfolio holdings may have changed since the report date. 1 The holdings listed exclude any temporary liquidity investments.
Largest Holdings [Text Block]	Top Holdings % of Net Assets 1 Portfolio holdings may have changed since the report date. 1 The holdings listed exclude any temporary liquidity investments.
Schwab S&P 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab S&P 500 Index Fund
Class Name	Schwab S&P 500 Index Fund
Trading Symbol	SWPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)
	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab S&P 500 Index Fund	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 37.95%. The S&P 500
®
Index returned 38.02%
during the same period. Differences between the return of the fund and the return of the S&P 500
®
Index may be attributable to,
among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including Schlumberger Ltd. (which detracted from the total return of the fund)
■

Materials sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Financials sector
securities
Portfolio holdings may have changed since the report
date
.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (05/19/1997)	37.95%	15.24%	12.95%
S&P 500 ® Index	38.02%	15.27%	13.00%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	May 19, 1997
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 104,140,000,000
Holdings Count | Holdings	502
Advisory Fees Paid, Amount	$ 18,192,902
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$104,140
Number of Holdings (excludes derivatives)	502
Portfolio Turnover Rate	2%
Advisory Fees Paid by the Fund	$18,192,902
Weighted Average Market Cap (millions)	$1,004,027
Price/Earnings Ratio (P/E)	27.0
Price/Book Ratio (P/B)	4.7
Dividends Received Deduction	92.41%
Qualified Dividend Income	$1,081,841,605
Qualified Business Income (199A)	$ 44,509,764

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Less than 0.05%.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND
CHANGES
This
is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective August 23, 2024, the fund revised its diversification policy under the Investment Company Act of 1940, as amended.
Under the revised policy, the fund will continue to track its benchmark index even if the fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if the fund crosses from diversified to non-diversified status under such circumstances
.

Material Fund Change Strategies [Text Block]
Effective August 23, 2024, the fund revised its diversification policy under the Investment Company Act of 1940, as amended.
Under the revised policy, the fund will continue to track its benchmark index even if the fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if the fund crosses from diversified to non-diversified status under such circumstances
.

Material Fund Change Risks Change [Text Block]
Effective August 23, 2024, the fund revised its diversification policy under the Investment Company Act of 1940, as amended.
Under the revised policy, the fund will continue to track its benchmark index even if the fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if the fund crosses from diversified to non-diversified status under such circumstances
.

Summary of Change Legend [Text Block]
This
is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Small-Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Small-Cap Index Fund
Class Name	Schwab Small-Cap Index Fund
Trading Symbol	SWSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Small-Cap Index Fund	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 34.14%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The fund generally invests in securities that are included in the Russell 2000
®
Index which returned 34.07% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Financials sector securities, including Class A holdings of Jackson Financial, Inc.
■

Industrials sector securities
Top detractors from total return:
■

Energy sector securities, including Class A holdings of PBF Energy, Inc.
■

While there were no additional sectors that detracted from the total return of the fund, utilities sector securities were the smallest contributors to total return
Portfolio
holdings
may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Russell 2000
®
” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The
Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000
®
Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad
measure of market performance. The fund generally invests in securities that are included in the Russell 2000
®
Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (05/19/1997)	34.14%	8.57%	7.99%
S&P 500 ® Index 2	38.02%	15.27%	13.00%
Russell 2000 ® Index	34.07%	8.50%	7.94%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Russell 2000
®
” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The
Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000
®
Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad
measure of market performance. The fund generally invests in securities that are included in the Russell 2000
®
Index. The fund does not seek to track the regulatory index.

Performance Inception Date	May 19, 1997
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000
®
Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad
measure of market performance. The fund generally invests in securities that are included in the Russell 2000
®
Index. The fund does not seek to track the regulatory index.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 6,330,000,000
Holdings Count | Holdings	1,973
Advisory Fees Paid, Amount	$ 2,363,135
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$6,330
Number of Holdings (excludes derivatives)	1,973
Portfolio Turnover Rate (excludes in-kind transactions)	15%
Advisory Fees Paid by the Fund	$2,363,135
Weighted Average Market Cap (millions)	$3,486
Price/Earnings Ratio (P/E)	17.3
Price/Book Ratio (P/B)	1.9
Dividends Received Deduction	64.37%
Qualified Dividend Income	$57,916,481
Qualified Business Income (199A)	$13,583,374

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Total Stock Market Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Total Stock Market Index Fund
Class Name	Schwab Total Stock Market Index Fund
Trading Symbol	SWTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Total Stock Market Index Fund	$4	0.03%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 37.98%. The Dow Jones U.S. Total Stock Market
Index
SM
returned 37.99% during the same period. Differences between the return of the fund and the return of the Dow Jones
U.S. Total Stock Market Index
SM
may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including Schlumberger Ltd. (which detracted from the total return of the fund)
■

Materials sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Financials sector securities
Portfolio holdings may have changed since
the
report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
” and “S&P
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a registered trademark
of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by
Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market Index
SM
” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow
Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (06/01/1999)	37.98%	14.48%	12.33%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
” and “S&P
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a registered trademark
of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by
Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market Index
SM
” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow
Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jun. 01, 1999
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 25,665,000,000
Holdings Count | Holdings	3,204
Advisory Fees Paid, Amount	$ 6,858,876
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$25,665
Number of Holdings (excludes derivatives)	3,204
Portfolio Turnover Rate	2%
Advisory Fees Paid by the Fund	$6,858,876
Weighted Average Market Cap (millions)	$875,228
Price/Earnings Ratio (P/E)	26.0
Price/Book Ratio (P/B)	4.2
Dividends Received Deduction	89.52%
Qualified Dividend Income	$264,693,276
Qualified Business Income (199A)	$16,462,880

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio
holdings
may have
changed
since the report date.
The Sector/Industry classifications in this report use the Global
Industry
Classification
Standard
(GICS)
which
was developed
by
and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab International Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab International Index Fund
Class Name	Schwab International Index Fund
Trading Symbol	SWISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Index Fund	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 22.21%. The MSCI EAFE
®
Index (Net) returned
22.97%
1
during the same period. Fair valuation
2
of the fund’s holdings contributed to the fund’s relative performance. Differences between the return of the fund and the return of the MSCI EAFE
®
Index (Net) may also be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no markets detracted from the return of the fund. However, the smallest contributors to total return were:
■

Portuguese securities, including Jeronimo Martins SGPS SA (which detracted from the total return of the fund)
■

Securities from New Zealand
Top contributors to total return:
■

Japanese securities, including Hitachi Ltd.
■

Securities from the United Kingdom

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
2
Fair valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2,3

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “MSCI EAFE
®
” i
s a registered mark
of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is
not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (05/19/1997)	22.21%	6.32%	5.24%
MSCI EAFE ® Index (Net) 2	22.97%	6.24%	5.27%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “MSCI EAFE
®
” i
s a registered mark
of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is
not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.

Performance Inception Date	May 19, 1997
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 9,873,000,000
Holdings Count | Holdings	733
Advisory Fees Paid, Amount	$ 5,612,339
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$9,873
Number of Holdings (excludes derivatives)	733
Portfolio Turnover Rate	7%
Advisory Fees Paid by the Fund	$5,612,339
Weighted Average Market Cap (millions)	$90,771
Price/Earnings Ratio (P/E)	16.4
Price/Book Ratio (P/B)	1.8
Foreign Tax Paid and Passed Through	$22,359,724
Gross Income From Foreign Sources	$299,841,082
Qualified Dividend Income	$257,001,317

Holdings [Text Block]
Sector Weightings % of Investments
1
Top Equity Holdings % of Net Assets
Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification
Standard
(GICS) which was developed by and is the exclusive property of MSCI
Inc
.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Fundamental International Equity Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental International Equity Index Fund
Class Name	Schwab Fundamental International Equity Index Fund
Trading Symbol	SFNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Equity Index Fund	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND
PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 19.74%. The MSCI EAFE
®
Index (Net), which serves
as the fund’s regulatory index and provides a broad measure of market performance, returned 22.97%
1
. The fund does not seek to
track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the
Russell RAFI™ Developed ex US Large Company Index (Net) which returned 20.88%
1
to generally investing in securities that are
included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The RAFI Fundamental High Liquidity
Developed ex US Large Index (Net) has not been in operation for a full year, and therefore has no performance data to present. The
Fundamental Developed ex US Large Spliced Index returned 20.81%.
Top detractors from total return:
■

Securities from New Zealand, including Spark New Zealand Ltd.
■

While there were no additional markets that detracted from the total return of the fund, Chinese securities were the smallest contributors to total return
Top contributors to total return:
■

Japanese securities, including Hitachi Ltd.
■

Securities from the United Kingdom
Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2,3

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Large Company Index (Net) to the MSCI EAFE
®
Index
(Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity
Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index.
The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1,3

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Equity Index Fund (04/02/2007)	19.74%	7.76%	5.62%
MSCI EAFE ® Index (Net) 2,4	22.97%	6.24%	5.27%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) 2,5	N/A	N/A	N/A
Russell RAFI TM Developed ex US Large Company Index (Net) 2	20.88%	7.94%	5.86%
Fundamental Developed ex US Large Spliced Index	20.81%	7.92%	5.85%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Large Company Index (Net) to the MSCI EAFE
®
Index
(Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity
Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index.
The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Apr. 02, 2007
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Large Company Index (Net) to the MSCI EAFE
®
Index
(Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity
Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index.
The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 2,929,000,000
Holdings Count | Holdings	962
Advisory Fees Paid, Amount	$ 6,529,958
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,929
Number of Holdings (excludes derivatives)	962
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$6,529,958
Weighted Average Market Cap (millions)	$67,569
Price/Earnings Ratio (P/E)	12.6
Price/Book Ratio (P/B)	1.2
Foreign Tax Paid and Passed Through	$8,873,951
Gross Income From Foreign Sources	$101,733,797
Qualified Dividend Income	$74,322,883

Holdings [Text Block]
Sector Weightings % of Investments
1
Top Equity Holdings % of Net Assets
Top Country Weightings % of Investments
1
Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co.,
Inc
.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental International Large Company Index Fund to Schwab
Fundamental International Equity Index Fund.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Developed ex US Large Company Index
(Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net).
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

Material Fund Change Name [Text Block]	Effective June 21, 2024, the fund’s name changed from Schwab Fundamental International Large Company Index Fund to Schwab Fundamental International Equity Index Fund.
Material Fund Change Objectives [Text Block]
Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.

Material Fund Change Strategies [Text Block]
Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Fundamental International Small Equity Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental International Small Equity Index Fund
Class Name	Schwab Fundamental International Small Equity Index Fund
Trading Symbol	SFILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Small Equity Index Fund	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 20.31%. The MSCI EAFE
®
Index (Net), which serves
as the fund’s regulatory index and provides a broad measure of market performance, returned 22.97%
1
. The fund does not seek to
track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the
Russell RAFI™ Developed ex US Small Company Index (Net) which returned 21.41%
1
to generally investing in securities that are
included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The RAFI Fundamental High Liquidity
Developed ex US Small Index (Net) has not been in operation for a full year, and therefore has no performance data to present. The
Fundamental Developed ex US Small Spliced Index returned 21.55%.
Top detractors from total return:
■

Securities from the United States, including Class A holdings of Constellium SE
■

Securities from Cyprus
Top contributors to total return:
■

Japanese securities, including Disco Corp. (which was sold prior to the end of the reporting period)
■

Securities from the United Kingdom
Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2,3

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI
Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Small Company Index (Net) to the MSCI EAFE
®
Index
(Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity
Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index.
The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1,3

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Equity Index Fund (01/31/2008)	20.31%	4.88%	5.34%
MSCI EAFE ® Index (Net) 2,4	22.97%	6.24%	5.27%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) 2,5	N/A	N/A	N/A
Russell RAFI TM Developed ex US Small Company Index (Net) 2	21.41%	5.18%	5.77%
Fundamental Developed ex US Small Spliced Index	21.55%	5.21%	5.78%
S&P Developed ex-U.S. Small Cap Index (Net) 2	21.60%	4.02%	5.08%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI
Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Small Company Index (Net) to the MSCI EAFE
®
Index
(Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity
Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index.
The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Jan. 31, 2008
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Small Company Index (Net) to the MSCI EAFE
®
Index
(Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity
Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index.
The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 576,432,000
Holdings Count | Holdings	1,997
Advisory Fees Paid, Amount	$ 2,254,455
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$576,432
Number of Holdings (excludes derivatives)	1,997
Portfolio Turnover Rate	29%
Advisory Fees Paid by the Fund	$2,254,455
Weighted Average Market Cap (millions)	$4,294
Price/Earnings Ratio (P/E)	12.5
Price/Book Ratio (P/B)	1.1
Foreign Tax Paid and Passed Through	$2,031,978
Gross Income From Foreign Sources	$19,194,637
Qualified Dividend Income	$15,519,208

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI
Inc
.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental International Small Company Index Fund to Schwab
Fundamental International Small Equity Index Fund.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Developed ex US Small Company Index
(Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net).
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

Material Fund Change Name [Text Block]	Effective June 21, 2024, the fund’s name changed from Schwab Fundamental International Small Company Index Fund to Schwab Fundamental International Small Equity Index Fund.
Material Fund Change Objectives [Text Block]
Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.

Material Fund Change Strategies [Text Block]
Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Fundamental Emerging Markets Equity Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental Emerging Markets Equity Index Fund
Class Name	Schwab Fundamental Emerging Markets Equity Index Fund
Trading Symbol	SFENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Emerging Markets Equity Index Fund	$45	0.39%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 29.16%. The MSCI Emerging Markets Index (Net), which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 25.32%
1
. The fund does
not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ Emerging Markets Large Company Index (Net) which returned 31.28%
1
to generally investing in
securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The RAFI Fundamental High
Liquidity Emerging Markets Index (Net) has not been in operation for a full year, and therefore has no performance data to present.
The Fundamental Emerging Markets Spliced Index returned 31.40%. Fair valuation
2
of the fund’s holdings detracted from the fund’s
relative performance.
Top detractors from total return:
■

Securities from the Czech Republic, including CEZ AS
■

While there were no additional markets that detracted from the total return of the fund, securities from Hong Kong were the smallest contributors to total return
Top contributors to total return:
■

Taiwanese securities, including Taiwan Semiconductor Manufacturing Co. Ltd.
■

Chinese securities
Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
2
Fair valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2,3
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the MSCI Emerging
Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1,3

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Equity Index Fund (01/31/2008)	29.16%	5.76%	4.99%
MSCI Emerging Markets Index (Net) 2,4	25.32%	3.93%	3.43%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) 2,5	N/A	N/A	N/A
Russell RAFI TM Emerging Markets Large Company Index (Net) 2	31.28%	6.39%	5.65%
Fundamental Emerging Markets Spliced Index	31.40%	6.41%	5.66%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the MSCI Emerging
Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Jan. 31, 2008
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the MSCI Emerging
Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 933,156,000
Holdings Count | Holdings	377
Advisory Fees Paid, Amount	$ 3,259,416
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$933,156
Number of Holdings (excludes derivatives)	377
Portfolio Turnover Rate	20%
Advisory Fees Paid by the Fund	$3,259,416
Weighted Average Market Cap (millions)	$119,635
Price/Earnings Ratio (P/E)	9.7
Price/Book Ratio (P/B)	1.2
Foreign Tax Paid and Passed Through	$6,794,325
Gross Income From Foreign Sources	$43,076,264
Qualified Dividend Income	$19,287,336

Holdings [Text Block]
Sector Weightings % of Investments
1
Top Equity Holdings % of Net Assets
Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry
Classification
Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental Emerging Markets Large Company Index Fund to
Schwab Fundamental Emerging Markets Equity Index Fund.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Emerging Markets Large Company Index
(Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net).
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

Material Fund Change Name [Text Block]	■ Effective June 21, 2024, the fund’s name changed from Schwab Fundamental Emerging Markets Large Company Index Fund to Schwab Fundamental Emerging Markets Equity Index Fund.
Material Fund Change Objectives [Text Block]
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

Material Fund Change Strategies [Text Block]
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab MarketTrack All Equity Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab MarketTrack All Equity Portfolio™
Class Name	Schwab MarketTrack All Equity Portfolio™
Trading Symbol	SWEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack All Equity Porfolio	$44	0.38%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 31.32%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, returned 38.02%. The fund’s custom blended comparative index, the All Equity
Composite Index (the composite index), returned 32.23%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Fundamental U.S. Large Company Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Fundamental International Small Equity Index Fund
●
Schwab Fundamental International Equity Index Fund

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions we re
reinvested. Index figures do not include trading and management costs, which would lower performance
. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack All Equity Portfolio (05/19/1998)	31.32%	10.70%	9.02%
S&P 500 ® Index	38.02%	15.27%	13.00%
All Equity Composite Index	32.23%	11.20%	9.60%

All total returns on this page assume dividends and distributions we re
reinvested. Index figures do not include trading and management costs, which would lower performance
. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	May 19, 1998
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 926,961,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 1,129,480
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$926,961
Number of Holdings	10
Portfolio Turnover Rate	17%
Advisory Fees Paid by the Fund	$1,129,480
Foreign Tax Paid and Passed Through	$827,083
Gross Income From Foreign Sources	$8,053,472
Dividends Received Deduction	38.01%
Qualified Dividend Income	$12,569,819
Long Term Capital Gain Distribution	$9,868,333
Qualified Business Income (199A)	$1,400,812

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab MarketTrack Growth Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab MarketTrack Growth Portfolio™
Class Name	Schwab MarketTrack Growth Portfolio™
Trading Symbol	SWHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)
	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Growth Porfolio	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 27.11%. The S&P 500
®
Index, which provides a
broad
measure
of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 38.02% and 10.55%, respectively. The fund’s custom blended comparative index, the Growth
Composite Index (the composite index), returned 27.91%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Fundamental U.S. Large Company Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Fundamental International Small Equity Index Fund
●
Schwab Fundamental International Equity Index Fund

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Growth Portfolio (11/20/1995)	27.11%	8.95%	7.82%
S&P 500 ® Index	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Growth Composite Index	27.91%	9.46%	8.37%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Nov. 20, 1995
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 967,928,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 1,205,428
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (thousands)	$967,928
Number of Holdings	12
Portfolio Turnover Rate	17%
Advisory Fees Paid by the Fund	$1,205,428
Foreign Tax Paid and Passed Through	$605,836
Gross Income From Foreign Sources	$5,904,452
Dividends Received Deduction	30.86%
Qualified Dividend Income	$10,683,443
Long Term Capital Gain Distribution	$16,318,683
Qualified Business Income (199A)	$1,215,283
Business Interest Deduction (163j)	27.24%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Schwab MarketTrack Balanced Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab MarketTrack Balanced Portfolio™
Class Name	Schwab MarketTrack Balanced Portfolio™
Trading Symbol	SWBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Balanced Portfolio	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 22.60%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned
38.02
% and 10.55%, respectively. The fund’s custom blended comparative index, the Balanced
Composite Index (the composite index), returned 23.33%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Short-Term Bond Index Fund
●
Schwab Fundamental International Small Equity Index Fund

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1
All total returns on this page assume dividends and distributions were
reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index
definitions
, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been
partially
absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Balanced Portfolio (11/20/1995)	22.60%	6.72%	6.23%
S&P 500 ® Index	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Balanced Composite Index	23.33%	7.20%	6.78%
All total returns on this page assume dividends and distributions were
reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index
definitions
, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been
partially
absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Nov. 20, 1995
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 590,023,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 750,216
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$590,023
Number of Holdings	13
Portfolio Turnover Rate	16%
Advisory Fees Paid by the Fund	$750,216
Foreign Tax Paid and Passed Through	$287,889
Gross Income From Foreign Sources	$2,807,552
Dividends Received Deduction	22.29%
Qualified Dividend Income	$5,236,444
Long Term Capital Gain Distribution	$10,307,370
Qualified Business Income (199A)	$565,559
Business Interest Deduction ( 163j )	48.82%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab MarketTrack Conservative Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab MarketTrack Conservative Portfolio™
Class Name	Schwab MarketTrack Conservative Portfolio™
Trading Symbol	SWCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Conservative Portfolio	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-
month
reporting period ended October 31, 2024, the fund returned 18.11%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 38.02% and 10.55%, respectively. The fund’s custom blended comparative index, the
Conservative Composite Index (the composite index), returned 18.86%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total
return
:
●
Schwab U.S. Aggregate Bond Index Fund
●
Schwab S&P 500 Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Short-Term Bond Index Fund
●
Schwab Fundamental International Small Equity Index Fund

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions,
please
see
www
.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual
Total
Returns
1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Conservative Portfolio (11/20/1995)	18.11%	4.29%	4.48%
S&P 500 ® Index	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Conservative Composite Index	18.86%	4.81%	5.08%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions,
please
see
www
.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Nov. 20, 1995
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 203,850,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 264,952
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets ( thousands )	$203,850
Number of Holdings	13
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$264,952
Foreign Tax Paid and Passed Through	$70,823
Gross Income From Foreign Sources	$690,846
Dividends Received Deduction	13.35%
Qualified Dividend Income	$1,386,111
Long Term Capital Gain Distribution	$8,105,659
Qualified Business Income (199A)	$156,292
Business Interest Deduction ( 163j )	68.26%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2010 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2010 Fund
Class Name	Schwab Target 2010 Fund
Trading Symbol	SWBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2010 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2010 Fund returned 17.77%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2010 Fund’s internally calculated comparative index, the Target 2010 Composite Index (the composite index), returned 17.75%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Fundamental International Equity Index Fund
●
Loomis Sayles Investment Grade Bond Fund (Class Y)

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (07/01/2005)	17.77%	4.55%	4.60%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2010 Composite Index	17.75%	4.59%	4.83%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jul. 01, 2005
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 42,809,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$42,809
Number of Holdings	20
Portfolio Turnover Rate	11%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$2,177
Gross Income From Foreign Sources	$43,016
Dividends Received Deduction	10.51%
Qualified Dividend Income	$232,414
Long Term Capital Gain Distribution	$619,179
Qualified Business Income (199A)	$18,928
Business Interest Deduction (163j)	57.34%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2015 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2015 Fund
Class Name	Schwab Target 2015 Fund
Trading Symbol	SWGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2015 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2015 Fund returned 18.62%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2015 Fund’s internally calculated comparative index, the Target 2015 Composite Index (the composite index), returned 18.66%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Fundamental International Equity Index Fund
●
Loomis Sayles Investment Grade Bond Fund (Class Y)

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2015 Fund (03/12/2008)	18.62%	4.85%	4.80%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2015 Composite Index	18.66%	4.94%	5.08%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Mar. 12, 2008
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 48,628,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$48,628
Number of Holdings	20
Portfolio Turnover Rate	9%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$2,898
Gross Income From Foreign Sources	$56,718
Dividends Received Deduction	11.73%
Qualified Dividend Income	$305,132
Long Term Capital Gain Distribution	$1,593,932
Qualified Business Income (199A)	$24,941
Business Interest Deduction (163j)	56.27%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2020 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2020 Fund
Class Name	Schwab Target 2020 Fund
Trading Symbol	SWCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2020 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2020 Fund returned 19.39%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2020 Fund’s internally calculated comparative index, the Target 2020 Composite Index (the composite index), returned 19.26%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Fundamental International Equity Index Fund
●
ClearBridge Small Cap Growth Fund (Class IS)

Portfolio holdings may have changed since the r
epo
rt date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management
costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (07/01/2005)	19.39%	5.08%	5.17%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2020 Composite Index	19.26%	5.18%	5.49%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management
costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jul. 01, 2005
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 317,158,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$317,158
Number of Holdings	20
Portfolio Turnover Rate	8%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$21,507
Gross Income From Foreign Sources	$407,831
Dividends Received Deduction	12.51%
Qualified Dividend Income	$2,150,366
Long Term Capital Gain Distribution	$13,437,161
Qualified Business Income (199A)	$175,785
Business Interest Deduction (163j)	55.35%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2025 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2025 Fund
Class Name	Schwab Target 2025 Fund
Trading Symbol	SWHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2025 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2025 Fund returned 20.57%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2025 Fund’s internally calculated comparative index, the Target 2025 Composite Index (the composite index), returned 20.56%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Class)
●
Schwab Fundamental International Equity Index Fund

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Ave
ra
ge Annual Total Returns
1

Fund and Inception Date	1 Ye ar	5 Years	10 Years
Fund: Schwab Target 2025 Fund (03/12/2008)	20.57%	6.00%	5.90%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2025 Composite Index	20.56%	6.16%	6.31%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Mar. 12, 2008
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 447,612,000
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$447,612
Number of Holdings	21
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$41,914
Gross Income From Foreign Sources	$755,987
Dividends Received Deduction	14.74%
Qualified Dividend Income	$3,473,904
Long Term Capital Gain Distribution	$11,365,616
Qualified Business Income (199A)	$277,871
Business Interest Deduction (163j)	54.85%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2030 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2030 Fund
Class Name	Schwab Target 2030 Fund
Trading Symbol	SWDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2030 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2030 Fund returned 23.59%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2030 Fund’s internally calculated comparative index, the Target 2030 Composite Index (the composite index), returned 23.65%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Treasury Inflation Protected Securities Index Fund
●
Schwab Fundamental International Equity Index Fund

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do no
t in
clude trading and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (07/01/2005)	23.59%	7.14%	6.64%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2030 Composite Index	23.65%	7.34%	7.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do no
t in
clude trading and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jul. 01, 2005
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 987,569,000
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$987,569
Number of Holdings	21
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$155,558
Gross Income From Foreign Sources	$2,294,279
Dividends Received Deduction	18.52%
Qualified Dividend Income	$8,467,263
Long Term Capital Gain Distribution	$18,094,357
Qualified Business Income (199A)	$712,264
Business Interest Deduction (163j)	38.87%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2035 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2035 Fund
Class Name	Schwab Target 2035 Fund
Trading Symbol	SWIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2035 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2035 Fund returned 25.75%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2035 Fund’s internally calculated comparative index, the Target 2035 Composite Index (the composite index), returned 25.92%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total r eturn
were:
●
Schwab Fundamental International Equity Index Fund
●
Schwab Short-Term Bond Index Fund
Portfolio holdings may have changed since
the
report
date
.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized
.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on
fund distributions or the redemption of fund s
har
es.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2035 Fund (03/12/2008)	25.75%	7.93%	7.17%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2035 Composite Index	25.92%	8.19%	7.72%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized
.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on
fund distributions or the redemption of fund s
har
es.

Performance Inception Date	Mar. 12, 2008
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund s har es.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 607,476,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (thousands)	$607,476
Number of Holdings	20
Portfolio Turnover Rate	11%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$118,721
Gross Income From Foreign Sources	$1,613,470
Dividends Received Deduction	20.11%
Qualified Dividend Income	$5,480,488
Long Term Capital Gain Distribution	$6,857,795
Qualified Business Income (199A)	$478,821
Business Interest Deduction (163j)	30.51%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Schwab Target 2040 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2040 Fund
Class Name	Schwab Target 2040 Fund
Trading Symbol	SWERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2040 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to
limit
the
total annual
fund
operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2040 Fund returned 27.49%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2040 Fund’s internally calculated comparative index, the Target 2040 Composite Index (the composite index), returned 27.73%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Short-Term Bond Index Fund
●
Schwab Fundamental International Equity Index Fund

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund (07/01/2005)	27.49%	8.59%	7.60%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2040 Composite Index	27.73%	8.87%	8.21%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jul. 01, 2005
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,182,019,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$1,182,019
Number of Holdings	20
Portfolio Turnover Rate	10%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$294,467
Gross Income From Foreign Sources	$3,749,209
Dividends Received Deduction	25.21%
Qualified Dividend Income	$12,030,239
Long Term Capital Gain Distribution	$18,827,641
Qualified Business Income (199A)	$1,053,657
Business Interest Deduction (163j)	22.82%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2045 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2045 Fund
Class Name	Schwab Target 2045 Fund
Trading Symbol	SWMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2045 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which
are indirect
expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2045 Fund returned 28.81%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2045 Fund’s internally calculated comparative index, the Target 2045 Composite Index (the composite index), returned 29.22%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors
to total return
were:
●
Schwab Short-Term Bond Index Fund
●
Baird Aggregate Bond Fund (Institutional Class)

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2045 Fund (01/23/2013)	28.81%	9.10%	7.92%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2045 Composite Index	29.22%	9.44%	8.59%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jan. 23, 2013
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 304,518,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$304,518
Number of Holdings	20
Portfolio Turnover Rate	6%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$83,664
Gross Income From Foreign Sources	$1,003,967
Dividends Received Deduction	27.40%
Qualified Dividend Income	$3,097,662
Long Term Capital Gain Distribution	$2,727,018
Qualified Business Income (199A)	$295,577
Business Interest Deduction (163j)	16.75%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2050 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2050 Fund
Class Name	Schwab Target 2050 Fund
Trading Symbol	SWNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2050 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses
a
nd, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying fu
n
ds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2050 Fund returned 29.76%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2050 Fund’s internally calculated comparative index, the Target 2050 Composite Index (the composite index), returned 30.19%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Short-Term Bond Index Fund
●
Baird Aggregate Bond Fund (Institutional Cla
s
s)

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2050 Fund (01/23/2013)	29.76%	9.46%	8.14%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2050 Composite Index	30.19%	9.77%	8.80%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jan. 23, 2013
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 314,584,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$314,584
Number of Holdings	20
Portfolio Turnover Rate	2%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$95,103
Gross Income From Foreign Sources	$1,108,483
Dividends Received Deduction	28.68%
Qualified Dividend Income	$3,334,715
Long Term Capital Gain Distribution	$3,917,388
Qualified Business Income (199A)	$320,219
Business Interest Deduction (163j)	11.67%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Schwab Target 2055 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2055 Fund
Class Name	Schwab Target 2055 Fund
Trading Symbol	SWORX
Annual or Semi-Annual Statement [Text Block]	T his annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2055 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2055 Fund returned 30.16%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2055 Fund’s internally calculated comparative index, the Target 2055 Composite Index (the composite index), returned 30.73%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Baird Aggregate Bond Fund (Institutional Class)
●
Schwab Short-Term Bond Index Fund

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized
.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2055 Fund (01/23/2013)	30.16%	9.57%	8.22%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2055 Composite Index	30.73%	9.97%	8.95%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized
.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Jan. 23, 2013
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 220,761,000
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$220,761
Number of Holdings	19
Portfolio Turnover Rate	4%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$72,165
Gross Income From Foreign Sources	$818,039
Dividends Received Deduction	29.35%
Qualified Dividend Income	$2,380,651
Long Term Capital Gain Distribution	$2,672,454
Qualified Business Income (199A)	$241,675
Business Interest Deduction (163j)	9.11%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Schwab Target 2060 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2060 Fund
Class Name	Schwab Target 2060 Fund
Trading Symbol	SWPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2060 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2060 Fund returned 30.55%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2060 Fund’s internally calculated comparative index, the Target 2060 Composite Index (the composite index), returned 31.16%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Western Asset Core Plus Bond Fund (Class I)
●
Schwab Short-Term Bond Index Fund
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 25, 2016 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Target 2060 Fund (08/25/2016)	30.55%	9.73%	9.54%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	13.84%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	0.96%
Target 2060 Composite Index	31.16%	10.16%	10.18%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 86,512,000
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$86,512
Number of Holdings	18
Portfolio Turnover Rate	2%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$25,766
Gross Income From Foreign Sources	$286,565
Dividends Received Deduction	30.26%
Qualified Dividend Income	$813,615
Long Term Capital Gain Distribution	$899,391
Qualified Business Income (199A)	$87,473
Business Interest Deduction (163j)	6.70%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2065 Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2065 Fund
Class Name	Schwab Target 2065 Fund
Trading Symbol	SWQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2065 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2065 Fund returned 30.80%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2065 Fund’s internally calculated comparative index, the Target 2065 Composite Index (the composite index), returned 31.46%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Short-Term Bond Index Fund
●
PIMCO International Bond Fund (U.S. Dollar-Hedged) (Institutional Class)
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (February 25, 2021 - October 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	Since Inception
Fund: Schwab Target 2065 Fund (02/25/2021)	30.80%	6.50%
Dow Jones U.S. Total Stock Market Index SM	37.99%	11.23%
Bloomberg US Aggregate Bond Index	10.55%	-1.42%
Target 2065 Composite Index	31.46%	7.51%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Feb. 25, 2021
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 23,829,000
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$23,829
Number of Holdings	18
Portfolio Turnover Rate	7%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$6,401
Gross Income From Foreign Sources	$70,165
Dividends Received Deduction	30.16%
Qualified Dividend Income	$190,231
Long Term Capital Gain Distribution	$228,206
Qualified Business Income (199A)	$22,122
Business Interest Deduction (163j)	4.01%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
[2]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.